Investment Objectives and Goals - NEW PERSPECTIVE FUND	Nov. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	New Perspective Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital.